CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net (loss) income	$ (48,004)	$ (52,276)	$ 7,921
Other comprehensive income (loss):
Reclassification of net derivative losses to other income (expense), net	0	0	216
Reclassification of net foreign currency derivative gains to depreciation and amortization	(9)	(9)	(9)
Reclassification of net derivative losses on cash flow hedges to financial expense	846	993	1,060
Derivative losses on cash flow hedges	(365)	(497)	(451)
Other Comprehensive income (loss), net of tax	472	487	816
Comprehensive (loss) income, net of income tax effect of $0	(47,532)	(51,789)	8,737
Comprehensive income attributable to noncontrolling interest	0	0	587
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	$ (47,532)	$ (51,789)	$ 8,150